Investment Objectives and Goals - AB LARGE CAP GROWTH FUND INC	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB Large Cap Growth Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.